Supplemental Condensed Consolidating Financial Information (Tables)	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Statements of Operations

	Condensed Statements of Operations For the Three Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$462	$3	$3,094	$5,683	$(1,503)	$7,739
Cost and Expenses:
Cost of goods sold	401	—	2,445	4,468	(1,316)	5,998
Selling, general and administrative expenses	39	1	168	528	—	736
Research and development expenses	3	—	94	157	—	254
Restructuring expenses			—	56		56
Interest expense	53	56	38	320	(140)	327
Interest compensation to Financial Services	3	—	44	—	(47)	—
Other, net	10	(3)	40	62	—	109

	509	54	2,829	5,591	(1,503)	7,480

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(47)	(51)	265	92	—	259
Income taxes	(108)	(21)	(1)	237	—	107
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	112	284	79	(66)	(399)	10

Net income (loss)	173	254	345	(211)	(399)	162
Net income (loss) attributable to noncontrolling interests	—	—	—	(11)	—	(11)

Net income (loss) attributable to owners of the parent	$173	$254	$345	$(200)	$(399)	$173

	Condensed Statements of Operations For the Nine Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,576	$8	$10,007	$17,805	$(5,206)	$24,190
Cost and Expenses:
Cost of goods sold	1,378	—	7,869	14,200	(4,650)	18,797
Selling, general and administrative expenses	94	1	510	1,635	—	2,240
Research and development expenses	11	—	296	502	—	809
Restructuring expenses			20	78		98
Interest expense	158	169	105	942	(398)	976
Interest compensation to Financial Services	10	—	148	—	(158)	—
Other, net	42	(3)	92	176	—	307

	1,693	167	9,040	17,533	(5,206)	23,227

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(117)	(159)	967	272	—	963
Income taxes	(102)	(53)	293	270	—	408
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	642	701	276	25	(1,578)	66

Net income (loss)	627	595	950	27	(1,578)	621
Net income (loss) attributable to noncontrolling interests	—	—	—	(6)	—	(6)

Net income (loss) attributable to owners of the parent	$627	$595	$950	$33	$(1,578)	$627

	Condensed Statements of Operations For the Three Months Ended September 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$408	$2	$3,485	$6,023	$(1,752)	$8,166
Cost and Expenses:
Cost of goods sold	338	—	2,729	4,836	(1,551)	6,352
Selling, general and administrative expenses	19	1	181	534	—	735
Research and development expenses	4	—	109	164	—	277
Restructuring expenses			—	3	—	3
Interest expense	47	66	32	289	(144)	290
Interest compensation to Financial Services	3	—	54	—	(57)	—
Other, net	2	1	72	(1)	—	74

	413	68	3,177	5,825	(1,752)	7,731
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(5)	(66)	308	198	—	435
Income taxes	17	(26)	93	98	—	182
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	245	515	89	16	(843)	22

Net income (loss)	223	475	304	116	(843)	275
Net income attributable to noncontrolling interests	—	—	—	52	—	52

Net income (loss) attributable to owners of the parent	$223	$475	$304	$64	$(843)	$223

	Condensed Statements of Operations For the Nine Months Ended September 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,473	$7	$10,471	$18,157	$(5,562)	$24,546
Cost and Expenses:
Cost of goods sold	1,232	—	8,258	14,616	(4,989)	19,117
Selling, general and administrative expenses	89	1	513	1,622	—	2,225
Research and development expenses	11	—	315	512	—	838
Restructuring expenses			—	32	—	32
Interest expense	133	205	103	843	(421)	863
Interest compensation to Financial Services	9	—	143	—	(152)	—
Other, net	414	1	(226)	55	—	244

	1,888	207	9,106	17,680	(5,562)	23,319
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(415)	(200)	1,365	477	—	1,227
Income taxes	10	(77)	326	282	—	541
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,042	845	270	518	(2,587)	88

Net income (loss)	617	722	1,309	713	(2,587)	774
Net income attributable to noncontrolling interests	—	—	—	157	—	157

Net income (loss) attributable to owners of the parent	$617	$722	$1,309	$556	$(2,587)	$617

Condensed Statements of Comprehensive Income

	Condensed Statements of Comprehensive Income For the Three Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$124	$254	$138	$(530)	$125	$111
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(13)	—	(13)

Comprehensive income (loss) attributable to owners of the parent	$124	$254	$138	$(517)	$125	$124

	Condensed Statements of Comprehensive Income For the Nine Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$670	$595	$433	$(204)	$(833)	$661
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(9)	—	(9)

Comprehensive income (loss) attributable to owners of the parent	$670	$595	$433	$(195)	$(833)	$670

	Condensed Statements of Comprehensive Income For the Three Months Ended September 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$153	$475	$379	$116	$(903)	$220
Comprehensive income attributable to noncontrolling interests	—	—	—	67	—	67

Comprehensive income (loss) attributable to owners of the parent	$153	$475	$379	$49	$(903)	$153

	Condensed Statements of Comprehensive Income For the Nine Months Ended September 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$386	$722	$1,391	$534	$(2,506)	$527
Comprehensive income attributable to noncontrolling interests	—	—	—	141	—	141

Comprehensive income (loss) attributable to owners of the parent	$386	$722	$1,391	$393	$(2,506)	$386

Condensed Balance Sheets

	Condensed Balance Sheets As of September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$3	$—	$50	$4,562	$—	$4,615
Deposits in subsidiaries’ cash management pools	201	—	3,742	—	(3,943)	—
Receivables	679	910	5,877	34,860	(18,845)	23,481
Inventories, net	270	—	1,991	6,218	—	8,479
Property, plant and equipment, net	75	—	1,209	5,621	—	6,905
Equipment under operating leases	—	—	—	1,350	—	1,350
Investments in unconsolidated subsidiaries and affiliates	241	—	1	384	—	626
Investments in consolidated subsidiaries	10,888	6,888	2,151	956	(20,883)	—
Goodwill and intangibles	9	—	2,755	469	—	3,233
Other	269	49	(871)	6,351	(614)	5,184

Total Assets	$12,635	$7,847	$16,905	$60,488	$(44,002)	$53,873

Liabilities and equity:
Debt	$5,487	$4,904	$3,320	$36,628	$(19,506)	$30,833
Trade payables	362	7	2,143	6,169	(2,551)	6,130
Other liabilities	1,560	(15)	2,011	9,435	(1,347)	11,644
Total equity	5,226	2,951	9,431	8,541	(20,883)	5,266

Total Equity and Liabilities	$12,635	$7,847	$16,905	$60,488	$(44,002)	$53,873

	Condensed Balance Sheets As of December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$5	$—	$38	$5,524	$—	$5,567
Deposits in subsidiaries’ cash management pools	244	—	3,495	—	(3,739)	—
Receivables	638	1,242	5,369	35,328	(19,239)	23,338
Inventories, net	214	—	1,882	5,314	—	7,410
Property, plant and equipment, net	76	—	1,217	5,797	—	7,090
Equipment under operating leases	—	—	—	1,059	—	1,059
Investments in unconsolidated subsidiaries and affiliates	239	—	1	405	—	645
Investments in consolidated subsidiaries	10,489	6,288	1,967	1,144	(19,888)	—
Goodwill and intangibles	5	—	2,758	551	—	3,314
Other	153	29	1,491	4,846	(1,099)	5,420

Total Assets	$12,063	$7,559	$18,218	$59,968	$(43,965)	$53,843

Liabilities and equity:
Debt	$5,321	$4,872	$3,356	$35,775	$(19,458)	$29,866
Trade payables	379	98	2,728	7,612	(3,448)	7,369
Other liabilities	1,462	132	3,906	7,324	(1,171)	11,653
Total equity	4,901	2,457	8,228	9,257	(19,888)	4,955

Total Equity and Liabilities	$12,063	$7,559	$18,218	$59,968	$(43,965)	$53,843

Condensed Statements of Cash Flow

	Condensed Statements of Cash Flow For the Nine Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$627	$595	$950	$27	$(1,578)	$621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4	—	168	687	—	859
Other, net	(394)	(581)	(398)	(1,832)	257	(2,948)

Net cash provided by (used in) operating activities	237	14	720	(1,118)	(1,321)	(1,468)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(10)	—	(101)	(1,730)	—	(1,841)
Net additions to retail receivables and related securitizations	—	—	—	(99)	—	(99)
Withdrawals from (deposits in) subsidiaries’ cash management pools	39	—	(312)	—	273	—
Other, net	257		(494)	(1,350)	2,445	858

Net cash (used in) provided by investing activities	286	—	(907)	(3,179)	2,718	(1,082)

Financing Activities:
Net (decrease) increase in indebtedness	(167)	87	(570)	3,947	(1,030)	2,267
Dividends paid	(367)	(105)	(259)	(789)	1,139	(381)
Other, net	15	4	1,029	473	(1,506)	15

Net cash (used in) provided by financing activities	(519)	(14)	200	3,631	(1,397)	1,901

Other, net	(6)	—	(1)	(296)	—	(303)

Increase (decrease) in cash and cash equivalents	(2)	—	12	(962)	—	(952)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567

Cash and cash equivalents, end of period	$3	$—	$50	$4,562	$—	$4,615

	Condensed Statements of Cash Flow For the Nine Months Ended September 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$617	$722	$1,309	$7137	$(2,587)	$774
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	8	—	135	648	—	791
Other, net	(1,018)	(863)	868	(2,604)	978	(2,639)

Net cash (used in) provided by operating activities	(393)	(141)	2,312	(1,243)	(1,609)	(1,074)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(7)	—	(110)	(1,419)	—	(1,536)
Net additions to retail receivables and related securitizations	—	—	—	(656)	—	(656)
Deposits in subsidiaries’ cash management pools	(703)	—	(33)	—	736	—
Other, net	421	—	(377)	(393)	835	486

Net cash (used in) provided by investing activities	(289)	—	(520)	(2,468)	1,571	(1,706)

Financing Activities:
Net increase (decrease) in indebtedness	875	(59)	(1,185)	2,648	(579)	1,700
Dividends paid	(362)	—	(571)	(1,217)	1,785	(365)
Other, net	66	—	—	1,097	(1,168)	(5)

Net cash (used in) provided by financing activities	579	(59)	(1,756)	2,528	38	1,330

Other, net	—	—	(1)	(32)	—	(33)

(Decrease) increase in cash and cash equivalents	(103)	(200)	35	(1,215)	—	(1,483)
Cash and cash equivalents, beginning of year	108	200	28	4,863	—	5,199

Cash and cash equivalents, end of period	$5	$—	$63	$3,648	$—	$3,716